Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	December 31, 2024	December 31, 2023
Non-interest bearing
Cash and demand deposits with banks	93,145	91,826

Interest bearing
Demand deposits with banks	165,741	151,104
Cash equivalents	1,739,226	1,403,718
Sub-total - Interest bearing	1,904,967	1,554,822

Total cash and cash equivalents	1,998,112	1,646,648